Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	AEGON NV
Entity Central Index Key	0000769218
Current Fiscal Year End Date	--12-31
Amendment Description	Aegon N.V. hereby voluntarily amends Aegon N.V.’s Form 6-K for the six month period ended June 30, 2022, which was originally filed on August 11, 2022 (the “Original Form 6-K”), by including iXBRL tagging for Item 1: Condensed consolidated interim financial statements. No other changes have been made to the Original Form 6-K. Among other things, none of the changes included in this Form 6/A affect Aegon’s net result or shareholders’ equity, nor does this Form 6-K/A reflect events occurring after the filing of the Original Form 6-K or modify or update the disclosure therein in any way other than as required to reflect the amendment described above.